Employee benefits - Summary of Defined Benefit Pension Plans (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Defined benefit obligation	€ 22,228	€ 14,129
Fair value of plan assets	(20,814)	(13,086)
Net defined benefit liability	€ 1,414	€ 1,043